N-2 - USD ($) $ / shares in Units, $ in Billions	Jan. 07, 2026	Nov. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001920145
Amendment Flag	false
Securities Act File Number	814-01627
Document Type	8-K
Entity Registrant Name	Goldman Sachs Private Credit Corp.
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
Share Price [Table Text Block]
As of November 30, 2025, the Company’s NAV was approximately $8.5 billion. The NAV per share as of November 30, 2025, as determined in accordance with the Company’s valuation policy, is set forth below.

NAV per share as of November 30, 2025
Class I Shares	$24.98

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 13.8
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 24.98